INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Current income tax	(3,439,545)	(3,651,647)	(6,698,265)
Special revaluation tax	-	-	(2,194,810)
Deferred income tax	(964,878)	(1,826,938)	8,865,492
Total income tax	(4,404,423)	(5,478,585)	(27,583)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2020	2019
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	1,250,309	1,356,732
Deferred tax assets to be recovered after less than 12 months	372,361	372,055
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(8,828,384)	(8,172,277)
Deferred tax liabilities to be recovered after less than 12 months	(242,878)	(40,224)
Deferred tax liabilities, net	(7,448,592)	(6,483,714)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2020, 2019 and 2018 are the following:

Deferred tax assets	Other receivables	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Total
As of December 31, 2018	-	-	811	4,761	211,326	853,576	665,948	-	-	1,736,422
Charge in results	-	995	(327)	(3,766)	(511)	(36,365)	20,319	-	12,020	(7,635)
As of December 31, 2019	-	995	484	995	210,815	817,211	686,267	-	12,020	1,728,787
Charge in results	13,517	(995)	(484)	(352)	12,320	(89,081)	(46,704)	944	4,718	(106,117)
As of December 31, 2020	13,517	-	-	643	223,135	728,130	639,563	944	16,738	1,622,670

Deferred tax liabilities	Deferred sales	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventaries	Other financial assets at amortized cost	Tax inflation adjustment	Total
As of December 31, 2018	5,945	(65,093)	(6,111,056)	(198,776)	(24,218)	-	-	(6,393,198)
Charge in results	(5,945)	29,334	190,184	195,879	(3,194)	(2,538)	(2,223,023)	(1,819,303)
As of December 31, 2019	-	(35,759)	(5,920,872)	(2,897)	(27,412)	(2,538)	(2,223,023)	(8,212,501)
Charge in results	-	15,815	693,689	1,861	(6,112)	(199,006)	(1,365,008)	(858,761)
As of December 31, 2020	-	(19,944)	(5,227,183)	(1,036)	(33,524)	(201,544)	(3,588,031)	(9,071,262)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Pre tax income	7,690,622	22,911,548	23,935,579
Statutory income tax rate	30%	30%	30%

Pre tax income at statutory income tax rate	(2,307,187)	(6,873,464)	(7,180,674)
Tax effects due to:
- Restatement by inflation	2,095,061	2,776,728	505,544
- Unrecognized tax loss carryforward (1)	(2,036,579)	-	-
- Special revalution tax	-	-	(2,194,810)
- Adjustment affidavit previous year	(9,073)	186,024	(632)
- Tax revaluation benefit	-	-	8,778,172
- Tax inflation adjustment	(2,775,060)	(2,720,752)	-
- Others	628,415	1,152,879	64,817
Total income tax	(4,404,423)	(5,478,585)	(27,583)